INCOME TAXES - Summary of income (loss) before income taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Line Items]
Income/(loss) before income tax	¥ (327,418)	$ (46,820)	¥ (1,040,322)	¥ 12,524
Chinese Mainland
Income Tax Disclosure [Line Items]
Income/(loss) before income tax	(411,103)		(1,040,744)	2,277
Non-Chinese Mainland
Income Tax Disclosure [Line Items]
Income/(loss) before income tax	¥ 83,685		¥ 422	¥ 10,247